Long Term Debt, Net (Narrative) (Detail)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2016 USD ($)	Oct. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 13, 2017 USD ($)	Oct. 31, 2015	Jun. 02, 2015 USD ($)
Shares Issued And Outstanding [Line Items]
Letter of credit outstanding							$ 7,600,000	$ 65,000
Loss on extinguishment of debt							(18,151,000)
Face value of senior notes issued			$ 500,000,000		$ 500,000,000
Notes payable to founder			27,556,000		27,556,000		26,957,000	25,748,000
Interest on notes payable to founder					599,000	$ 600,000	1,209,000	1,208,000	$ 1,209,000
Deferred financing costs			10,161,000		10,161,000		10,717,000	7,823,000
Amortization of deferred financing costs			500,000	$ 1,000,000	1,456,000	1,965,000	$ 3,905,000	3,392,000	$ 2,885,000
Debt covenant compliance description							At December 31, 2016, we were in compliance with the covenants of our debt agreements
Debt Instrument, Customary events of default							The credit facility and the 2024 Notes contain customary events of default. If an event of default occurs and is continuing, the holders of such indebtedness may elect to declare all the funds borrowed to be immediately due and payable with accrued and unpaid interest. Borrowings under other debt instruments that contain cross-acceleration or cross-default provisions may also be accelerated and become due and payable.
Senior secured revolving credit facility			195,687,000		$ 195,687,000		$ 40,622,000	152,000,000
Period following closing additional borrowings can be made					120 days
Deferred financing costs, net			2,299,000		$ 2,299,000		$ 3,029,000	$ 1,199,000
Federal Funds Effective Swap Rate [Member]
Shares Issued And Outstanding [Line Items]
Margin interest rate							50.00%
Eurodollar [Member]
Shares Issued And Outstanding [Line Items]
Margin interest rate							1.00%
Senior Secured Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Credit facility borrowing base	$ 300,000,000		315,000,000		315,000,000					$ 287,500,000
Credit facility amount		$ 500,000,000
Margin interest rate		25.00%
Line of Credit Facility, Remaining borrowing capacity			$ 114,000,000		$ 114,000,000
Debt instrument collateral							The principal amount is payable at maturity. The credit facility borrowing base is redetermined semi-annually, on or about May 1 and November 1 of each year. The credit facility is secured by substantially all of our oil and natural gas properties and is based on our proved reserves and the value attributed to those reserves.
Credit facility interest rate			5.90%		5.90%		4.00%	2.89%
Letter of credit outstanding			$ 5,300,000		$ 5,300,000		$ 7,600,000
Pro forma leverage ratio					3.00		0.0300
Debt covenants description					The credit facility contains restrictive covenants that may limit our ability to, among other things, incur additional indebtedness, sell assets, guaranty or make loans to others, make investments, enter into mergers, make certain payments and distributions, enter into or be party to hedge agreements, amend our organizational documents, incur liens and engage in certain other transactions without the prior consent of the lenders. The credit facility permits us to make distributions in any fiscal quarter so long as (i) the amount of distributions made in such fiscal quarter does not exceed our excess cash flow from the immediately preceding fiscal quarter, (ii) no event of default exists, before and after giving effect to such distribution, (iii) our pro forma leverage ratio is less than 3.00 to 1.00 and (iv) before and after giving effect to such distribution the unused commitment amounts available under the credit facility are at least 20% of the commitments in effect.The credit facility also requires us to maintain a current ratio (as defined in the credit facility), of consolidated current assets (including unused borrowing base committed capacity and with exclusions as described in the credit facility) to consolidated current liabilities of no less than 1.0 to 1.0 as of the last day of any fiscal quarter and leverage ratio of our consolidated debt (other than obligations under hedge agreements and founder notes) as of the end of such fiscal quarter to our consolidated earnings before interest, taxes, depreciation, depletion, amortization and exploration expenses ("EBITDAX") over the four quarter period then ended (but annualized for the fiscal quarters ending December 31, 2016, March 31, 2017, and June 30, 2017) of not greater than 4.0 to 1.0.		The credit facility contains restrictive covenants that may limit our ability to, among other things, incur additional indebtedness, sell assets, guaranty or make loans to others, make investments, enter into mergers, make certain payments and distributions, enter into or be party to hedge agreements, amend our organizational documents, incur liens and engage in certain other transactions without the prior consent of the lenders. The credit facility permits us to make distributions in any fiscal quarter so long as (i) the amount of distributions made in such fiscal quarter does not exceed our excess cash flow from the immediately preceding fiscal quarter, (ii) no event of default exists, before and after giving effect to such distribution, (iii) our pro forma leverage ratio is less than 3.00 to 1.00 and (iv) before and after giving effect to such distribution the unused commitment amounts available under the credit facility are at least 20% of the commitments in effect. As of December 31, 2016, the covenants of the Company's credit facility prohibit it from making any distributions. The credit facility also requires us to maintain a current ratio (as defined in the credit facility), of consolidated current assets (including unused borrowing base committed capacity and with exclusions as described in the credit facility) to consolidated current liabilities of no less than 1.0 to 1.0 as of the last day of any fiscal quarter and leverage ratio of our consolidated debt (other than obligations under hedge agreements and founder notes) as of the end of such fiscal quarter to our consolidated earnings before interest, taxes, depreciation, depletion, amortization and exploration expenses ("EBITDAX") over the four quarter period then ended (but annualized for the fiscal quarters ending December 31, 2016, March 31, 2017, and June 30, 2017) of not greater than 4.0 to 1.0, commencing with the fiscal quarter ending December 31, 2016.
Percent of unused distribution					20.00%		20.00%
Minimum Working Capital Ratio					100.00%		100.00%
Maximum Leverage Ratio					4.0		4.0
Deferred financing costs							$ 3,000,000
Debt covenant compliance description					As of June 30, 2017, we were in compliance with all financial covenants of the credit facility.
Date of maturity of credit facility					Nov. 10, 2010
Senior Secured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Shares Issued And Outstanding [Line Items]
Credit facility applicable interest rate, description							the London Interbank Offered Rate ("LIBOR") plus applicable margins ranging from 2.75% and 3.75%
Leverage rate					325.00%		3.25%
Senior Secured Revolving Credit Facility [Member] | Prime Rate [Member]
Shares Issued And Outstanding [Line Items]
Credit facility applicable interest rate, description							plus a margin ranging from 1.75% to 2.75%
Leverage rate							3.25%
Senior Secured Revolving Credit Facility [Member] | Eurodollar [Member]
Shares Issued And Outstanding [Line Items]
Margin interest rate					1.00%
Amended And Restated Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Credit facility borrowing base							$ 287,500,000
Credit facility amount	$ 750,000,000
Maturity date of debt							Nov. 10, 2020
Percentage of proven reserves value	90.00%										85.00%
Margin interest rate	50.00%
Minimum [Member] | Senior Secured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Shares Issued And Outstanding [Line Items]
Margin interest rate					2.75%		2.75%
Exceeded leverage rate					3.00%		3.00%
Minimum [Member] | Senior Secured Revolving Credit Facility [Member] | Prime Rate [Member]
Shares Issued And Outstanding [Line Items]
Margin interest rate					1.75%
Exceeded leverage rate					2.00%		2.00%
Maximum [Member] | Senior Secured Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Cash distribution to a limited partner					$ 1,000,000
Maximum [Member] | Senior Secured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Shares Issued And Outstanding [Line Items]
Margin interest rate					3.75%		3.75%
Exceeded leverage rate					4.00%		4.00%
Maximum [Member] | Senior Secured Revolving Credit Facility [Member] | Prime Rate [Member]
Shares Issued And Outstanding [Line Items]
Margin interest rate					2.75%
Exceeded leverage rate					3.00%		3.00%
6th Amended And Restated Credit Agreement [Member]
Shares Issued And Outstanding [Line Items]
Credit facility borrowing base							$ 40,600,000
6th Amended And Restated Credit Agreement [Member] | Senior Secured Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of Credit Facility, Remaining borrowing capacity							$ 239,300,000
7.875% Senior Unsecured Notes Due 2024 [Member]
Shares Issued And Outstanding [Line Items]
Maturity date of debt					Dec. 15, 2024		Dec. 15, 2024
Notes payable			$ 500,000,000		$ 500,000,000		$ 500,000,000
Stated interest rate of senior notes			7.875%		7.875%		7.875%
Net proceeds							$ 491,300,000
First annual payment date					06-15		June 15
Second annual payment date					12-15		December 15
Redemption percentage of aggregate principle					65.00%		65.00%
Redemption price due to specific change of control events					101.00%
7.875% Senior Unsecured Notes Due 2024 [Member] | Debt Instrument, Redemption, Period One [Member]
Shares Issued And Outstanding [Line Items]
Redemption price			107.875%		107.875%		107.875%
Redemption price plus make-whole premium					100.00%
7.875% Senior Unsecured Notes Due 2024 [Member] | Debt Instrument, Redemption, Period Five [Member]
Shares Issued And Outstanding [Line Items]
Redemption price			100.00%		100.00%		100.00%
7.875% Senior Unsecured Notes Due 2024 [Member] | Debt Instrument, Redemption, Period Two [Member]
Shares Issued And Outstanding [Line Items]
Redemption price			105.906%		105.906%		105.906%
7.875% Senior Unsecured Notes Due 2024 [Member] | Debt Instrument, Redemption, Period Three [Member]
Shares Issued And Outstanding [Line Items]
Redemption price			103.938%		103.938%		103.938%
7.875% Senior Unsecured Notes Due 2024 [Member] | Debt Instrument, Redemption, Period Four [Member]
Shares Issued And Outstanding [Line Items]
Redemption price			101.969%		101.969%		101.969%
7.875% Senior Unsecured Notes Due 2024 [Member] | Maximum [Member]
Shares Issued And Outstanding [Line Items]
Redemption percentage of Senior Notes					35.00%
Senior Notes [Member]
Shares Issued And Outstanding [Line Items]
Redemption price							101.00%
Face value of senior notes issued							$ 450,000,000
9.625% Senior Unsecured Notes Due 2018 [Member]
Shares Issued And Outstanding [Line Items]
Maturity date of debt							Oct. 15, 2018
Loss on extinguishment of debt							$ 13,500,000
Deferred financing cost write-off							$ 3,200,000
Notes payable								$ 448,598,000
Stated interest rate of senior notes							9.625%
Repurchase amount							$ 459,400,000
Unamortized discount write-off							900,000
Unamortized premium							2,500,000
Interest expense							6,900,000
Amortization of deferred financing costs							5,100,000
Credit Facility Term Loan Facility And Senior Notes [Member]
Shares Issued And Outstanding [Line Items]
Deferred financing costs							13,700,000
Term Loan Facility And Senior Notes [Member]
Shares Issued And Outstanding [Line Items]
Deferred financing costs							10,700,000
7th Amended And Restated Credit Agreement [Member] | Senior Secured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Shares Issued And Outstanding [Line Items]
Credit facility applicable interest rate, description					The London Interbank Offered Rate ("LIBOR") plus applicable margins ranging from 2.75% and 3.75% if our leverage ratio does not exceed 3.25 to 1.00, depending on the percentage of our borrowing based utilized, and ranging from 3.00% to 4.00% if our leverage ratio exceeds 3.25 to 1.00.
Credit Facility And Senior Notes [Member]
Shares Issued And Outstanding [Line Items]
Deferred financing costs			$ 12,500,000		$ 12,500,000
Senior Secured Term Loan [Member]
Shares Issued And Outstanding [Line Items]
Amount borrowed												$ 125,000,000
Net proceeds used to pay down outstanding amounts under existing credit facility							127,700,000
Prepayment premium							2,500,000
Loss on extinguishment of debt							4,700,000
Deferred financing cost write-off							$ 2,000,000
Notes Payable To Founder [Member]
Shares Issued And Outstanding [Line Items]
Maturity date of debt					Dec. 31, 2021		Dec. 31, 2021		Dec. 31, 2018
Debt instrument collateral					These Founder Notes are unsecured and subordinate to all debt. In connection with the March 25, 2014 recapitalization of our Class B partner, the Founder Notes were amended and restated to subordinate them to the paid in kind ("PIK") notes of our Class B partner. The Founder Notes were also subordinated to the rights of the holders of Class B units to receive distributions under our partnership agreement and subordinated to the rights of the holders of certain equity interests to receive payments.		These founder notes are unsecured and are subordinate to all debt. In connection with the March 25, 2014 recapitalization of our Class B partner described in Note 16, the founder notes were amended and restated to subordinate them to the paid in kind notes of our Class B partner. The founder notes were also subordinated to the rights of the holders of Class B units to receive distributions under our partnership agreement, as amended, and subordinated to the rights of the holders of Series B preferred stock to receive payments.
Effective rate of interest			10.00%		10.00%		10.00%	10.00%
Notes payable to founder			$ 27,600,000		$ 27,600,000		$ 27,000,000
Interest on notes payable to founder			$ 300,000	$ 300,000	$ 600,000	$ 600,000
Conversion feature, notes payable to founder					Our founder shall convert the notes into shares of common stock of High Mesa upon certain conditions, in the event of a liquidity event as defined Note 13.
ayment terms, notes payable to founder					Interest and principal are payable at maturity.